Fees and Expenses	Mar. 31, 2025 USD ($)
Macquarie Asset Strategy Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Asset Strategy Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[1]
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%	[2]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	1.12%	[4]
Macquarie Asset Strategy Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.18%	[2]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	1.87%	[4]
Macquarie Asset Strategy Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.18%	[2]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	0.87%	[4]
Macquarie Asset Strategy Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.08%	[2],[5]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	0.77%	[4]
Macquarie Asset Strategy Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.18%	[2]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	1.37%	[4]
Macquarie Asset Strategy Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%	[2]
Acquired fund fees and expenses	0.01%	[3]
Total annual fund operating expenses	1.12%	[4]
Macquarie Balanced Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Balanced Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[6]
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%	[7]
Total annual fund operating expenses	1.09%	[8]
Fee waivers and expense reimbursements	(0.11%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.98%
Macquarie Balanced Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[6]
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%	[7]
Total annual fund operating expenses	1.84%	[8]
Fee waivers and expense reimbursements	(0.11%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.73%
Macquarie Balanced Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%	[7]
Total annual fund operating expenses	0.84%	[8]
Fee waivers and expense reimbursements	(0.11%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.73%
Macquarie Balanced Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.06%	[10]
Acquired fund fees and expenses	0.01%	[7]
Total annual fund operating expenses	0.75%	[8]
Fee waivers and expense reimbursements	(0.10%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
Macquarie Balanced Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%	[7]
Total annual fund operating expenses	1.34%	[8]
Fee waivers and expense reimbursements	(0.11%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.23%
Macquarie Balanced Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses	0.01%	[7]
Total annual fund operating expenses	1.09%	[8]
Fee waivers and expense reimbursements	(0.11%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.98%
Macquarie Core Equity Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Core Equity Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[11]
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Macquarie Core Equity Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[11]
Management fees	0.63%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.13%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.74%
Macquarie Core Equity Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.63%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.13%
Total annual fund operating expenses	0.76%
Fee waivers and expense reimbursements	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Macquarie Core Equity Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.63%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.06%	[13]
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.67%
Macquarie Core Equity Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.63%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Macquarie Core Equity Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.63%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.01%
Fee waivers and expense reimbursements	(0.02%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Macquarie Global Growth Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Global Growth Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[14]
Management fees	0.85%
Distribution and service (12b-1) fees	0.24%
Other expenses	0.21%	[15]
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.20%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Macquarie Global Growth Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[14]
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%	[15]
Total annual fund operating expenses	2.06%
Fee waivers and expense reimbursements	(0.21%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Macquarie Global Growth Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.21%	[15]
Total annual fund operating expenses	1.06%
Fee waivers and expense reimbursements	(0.21%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Macquarie Global Growth Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.12%	[15],[17]
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.21%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Macquarie Global Growth Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%	[15]
Total annual fund operating expenses	1.56%
Fee waivers and expense reimbursements	(0.21%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Macquarie Global Growth Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[15]
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	(0.21%)	[16]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
Macquarie International Core Equity Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie International Core Equity Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[18]
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[19]
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.28%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Macquarie International Core Equity Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[18]
Management fees	0.84%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%	[19]
Total annual fund operating expenses	2.05%
Fee waivers and expense reimbursements	(0.28%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.77%
Macquarie International Core Equity Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.84%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.21%	[19]
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.28%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Macquarie International Core Equity Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.84%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.10%	[19],[21]
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.28%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.66%
Macquarie International Core Equity Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.84%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%	[19]
Total annual fund operating expenses	1.55%
Fee waivers and expense reimbursements	(0.28%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.27%
Macquarie International Core Equity Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.21%	[19]
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.28%)	[20]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.02%
Macquarie Large Cap Growth Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Large Cap Growth Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[22]
Management fees	0.59%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%	[23]
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.08%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Macquarie Large Cap Growth Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[22]
Management fees	0.59%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.13%	[23]
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.08%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Macquarie Large Cap Growth Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.59%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.13%	[23]
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	(0.08%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Macquarie Large Cap Growth Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.59%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.04%	[23],[25]
Total annual fund operating expenses	0.63%
Fee waivers and expense reimbursements	(0.07%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
Macquarie Large Cap Growth Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.59%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%	[23]
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	(0.08%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Macquarie Large Cap Growth Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.59%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%	[23]
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.08%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Macquarie Mid Cap Growth Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Mid Cap Growth Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[26]
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%	[27]
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.16%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Macquarie Mid Cap Growth Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[26]
Management fees	0.79%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%	[27]
Total annual fund operating expenses	1.95%
Fee waivers and expense reimbursements	(0.16%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Macquarie Mid Cap Growth Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.16%	[27]
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.16%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Macquarie Mid Cap Growth Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.05%	[27],[29]
Total annual fund operating expenses	0.84%
Fee waivers and expense reimbursements	(0.16%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.68%
Macquarie Mid Cap Growth Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.16%	[27]
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	(0.16%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Macquarie Mid Cap Growth Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%	[27]
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.16%)	[28]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Macquarie Mid Cap Income Opportunities Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Mid Cap Income Opportunities Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[30]
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.19%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Macquarie Mid Cap Income Opportunities Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[30]
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	2.02%
Fee waivers and expense reimbursements	(0.19%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Macquarie Mid Cap Income Opportunities Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.17%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.19%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Macquarie Mid Cap Income Opportunities Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.07%	[32]
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.19%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.73%
Macquarie Mid Cap Income Opportunities Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual fund operating expenses	1.52%
Fee waivers and expense reimbursements	(0.19%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
Macquarie Mid Cap Income Opportunities Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	(0.19%)	[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Macquarie Smid Cap Core Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Smid Cap Core Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[33]
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.18%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Macquarie Smid Cap Core Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[33]
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	2.07%
Fee waivers and expense reimbursements	(0.18%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
Macquarie Smid Cap Core Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.22%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.18%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Macquarie Smid Cap Core Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.10%	[35]
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.18%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.77%
Macquarie Smid Cap Core Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual fund operating expenses	1.57%
Fee waivers and expense reimbursements	(0.18%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Macquarie Smid Cap Core Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.18%)	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Macquarie Small Cap Growth Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Small Cap Growth Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[36]
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%	[37]
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.16%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Macquarie Small Cap Growth Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[36]
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.19%	[37]
Total annual fund operating expenses	2.04%
Fee waivers and expense reimbursements	(0.16%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.88%
Macquarie Small Cap Growth Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.19%	[37]
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	(0.16%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Macquarie Small Cap Growth Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.07%	[37],[39]
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	(0.16%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Macquarie Small Cap Growth Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.19%	[37]
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.16%)	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.38%
Macquarie Small Cap Growth Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.19%	[37]
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	0.16%	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Macquarie Systematic Emerging Markets Equity Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Systematic Emerging Markets Equity Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[40]
Management fees	0.96%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[41]
Total annual fund operating expenses	1.49%
Fee waivers and expense reimbursements	(0.44%)	[42]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Macquarie Systematic Emerging Markets Equity Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[40]
Management fees	0.96%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%	[41]
Total annual fund operating expenses	2.24%
Fee waivers and expense reimbursements	(0.44%)	[42]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Macquarie Systematic Emerging Markets Equity Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.96%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.28%	[41]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	(0.44%)	[42]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Macquarie Systematic Emerging Markets Equity Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.96%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.13%	[41]
Total annual fund operating expenses	1.09%
Fee waivers and expense reimbursements	(0.45%)	[42]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Macquarie Systematic Emerging Markets Equity Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.96%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%	[41]
Total annual fund operating expenses	1.74%
Fee waivers and expense reimbursements	(0.44%)	[42]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Macquarie Systematic Emerging Markets Equity Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.96%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[41]
Total annual fund operating expenses	1.49%
Fee waivers and expense reimbursements	(0.44%)	[42]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Macquarie Climate Solutions Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Climate Solutions Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[43]
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.26%)	[44]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Macquarie Climate Solutions Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[43]
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual fund operating expenses	2.25%
Fee waivers and expense reimbursements	(0.26%)	[44]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.99%
Macquarie Climate Solutions Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.40%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.26%)	[44]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Macquarie Climate Solutions Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.23%	[45]
Total annual fund operating expenses	1.08%
Fee waivers and expense reimbursements	(0.26%)	[44]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
Macquarie Climate Solutions Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual fund operating expenses	1.75%
Fee waivers and expense reimbursements	(0.26%)	[44]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.49%
Macquarie Climate Solutions Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.40%
Total annual fund operating expenses	1.50%
Fee waivers and expense reimbursements	(0.26%)	[44]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Macquarie Natural Resources Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Natural Resources Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[46]
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Acquired fund fees and expenses	0.02%	[47]
Total annual fund operating expenses	1.48%	[48]
Fee waivers and expense reimbursements	(0.26%)	[49]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Macquarie Natural Resources Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[46]
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Acquired fund fees and expenses	0.02%	[47]
Total annual fund operating expenses	2.23%	[48]
Fee waivers and expense reimbursements	(0.26%)	[49]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.97%
Macquarie Natural Resources Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.36%
Acquired fund fees and expenses	0.02%	[47]
Total annual fund operating expenses	1.23%	[48]
Fee waivers and expense reimbursements	(0.26%)	[49]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Macquarie Natural Resources Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.19%	[50]
Acquired fund fees and expenses	0.02%	[47]
Total annual fund operating expenses	1.06%	[48]
Fee waivers and expense reimbursements	(0.26%)	[49]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Macquarie Natural Resources Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.36%
Acquired fund fees and expenses	0.02%	[47]
Total annual fund operating expenses	1.73%	[48]
Fee waivers and expense reimbursements	(0.26%)	[49]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.47%
Macquarie Natural Resources Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Acquired fund fees and expenses	0.02%	[47]
Total annual fund operating expenses	1.48%	[48]
Fee waivers and expense reimbursements	(0.26%)	[49]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Macquarie Real Estate Securities Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Real Estate Securities Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[51]
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.34%)	[52]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Macquarie Real Estate Securities Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[51]
Management fees	0.90%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.39%
Total annual fund operating expenses	2.29%
Fee waivers and expense reimbursements	(0.34%)	[52]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.95%
Macquarie Real Estate Securities Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.90%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.39%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	(0.34%)	[52]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Macquarie Real Estate Securities Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.90%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.24%	[53]
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	(0.34%)	[52]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Macquarie Real Estate Securities Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.90%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual fund operating expenses	1.79%
Fee waivers and expense reimbursements	(0.34%)	[52]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
Macquarie Real Estate Securities Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.90%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	(0.34%)	[52]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Macquarie Science and Technology Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Science and Technology Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[54]
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.01%)	[55]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Macquarie Science and Technology Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[54]
Management fees	0.79%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	(0.01%)	[55]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Macquarie Science and Technology Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.14%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.01%)	[55]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Macquarie Science and Technology Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.06%	[56]
Total annual fund operating expenses	0.85%
Fee waivers and expense reimbursements	(0.01%)	[55]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Macquarie Science and Technology Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.14%
Total annual fund operating expenses	1.43%
Fee waivers and expense reimbursements	(0.01%)	[55]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.42%
Macquarie Science and Technology Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.01%)	[55]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.17%
Macquarie Global Bond Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie Global Bond Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[57]
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%	[58]
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.18%)	[59]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Macquarie Global Bond Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[57]
Management fees	0.62%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%	[58]
Total annual fund operating expenses	1.87%
Fee waivers and expense reimbursements	(0.18%)	[59]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
Macquarie Global Bond Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.62%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.25%	[58]
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.18%)	[59]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.69%
Macquarie Global Bond Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.62%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.12%	[58],[60]
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	(0.18%)	[59]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.56%
Macquarie Global Bond Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.62%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.25%	[58]
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.18%)	[59]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.19%
Macquarie Global Bond Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%	[58]
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	(0.18%)	[59]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Macquarie High Income Fund
Expense Heading	What are the Fund’s fees and expenses?
Expense Narrative

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	$ 100,000
Shareholder Fees Caption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Macquarie High Income Fund | Class A
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%	[61]
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%	[62],[63]
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.08%)	[64]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Macquarie High Income Fund | Class C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[61]
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%	[62],[63]
Total annual fund operating expenses	1.71%
Fee waivers and expense reimbursements	(0.08%)	[64]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.63%
Macquarie High Income Fund | Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.55%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.16%	[62],[63]
Total annual fund operating expenses	0.71%
Fee waivers and expense reimbursements	(0.08%)	[64]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.63%
Macquarie High Income Fund | Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.55%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.07%	[62],[63],[65]
Total annual fund operating expenses	0.62%
Fee waivers and expense reimbursements	(0.08%)	[64]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.54%
Macquarie High Income Fund | Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.55%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.16%	[62],[63]
Total annual fund operating expenses	1.21%
Fee waivers and expense reimbursements	(0.08%)	[64]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Macquarie High Income Fund | Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	0.00%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	0.00%
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%	[62],[63]
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	(0.08%)	[64]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[3]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[4]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[5]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[6]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[7]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[8]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[9]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.64% of the Fund’s Class R6 shares’ average daily net assets, from April 25, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[11]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[12]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.74% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.67% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[13]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[14]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[15]	“Other expenses” have been restated to reflect current fees.
[16]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Certain Class A shares in accounts that established positions prior to January 1, 1992 are not subject to an ongoing 12b-1 fee, which may result in an effective 12b-1 fee rate that is lower than 0.25% of the net assets attributable to outstanding Class A shares of the Fund.
[17]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[18]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[19]	“Other expenses” have been restated to reflect current fees.
[20]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.66% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[21]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[22]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[23]	“Other expenses” have been restated to reflect current fees.
[24]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[25]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[26]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[27]	“Other expenses” have been restated to reflect current fees.
[28]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.68% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund's Class A shares also are subject to a blended 12b-1 fee of 0.10% on certain shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.
[29]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[30]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[31]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.83% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.73% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[32]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[33]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[34]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.77% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[35]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[36]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[37]	“Other expenses” have been restated to reflect current fees.
[38]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.76% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[39]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[40]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[41]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[42]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.64% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[43]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[44]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.99% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.82% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[45]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[46]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[47]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[48]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[49]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.78% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[50]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[51]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[52]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.80% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[53]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[54]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[55]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.84% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[56]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[57]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[58]	“Other expenses” have been restated to reflect current fees.
[59]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.56% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[60]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[61]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[62]	“Other expenses” have been restated to reflect current fees.
[63]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[64]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.54% of the Fund’s Class R6 shares’ average daily net assets, from July 31, 2025 through July 30, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund's Class A shares also are subject to a blended 12b-1 fee of 0.10% on certain shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.
[65]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”